Intangible Assets	12 Months Ended
Dec. 31, 2010
Intangible Assets [Abstract]
INTANGIBLE ASSETS
17. INTANGIBLE ASSETS
Intangible assets consist of upfront licensing fees paid to online game licensors, software and copyrights, and intangible assets arising from business combinations. Gross carrying amount, accumulated amortization and net book value of the Group’s intangible assets as of December 31, 2009 and 2010 are as follows:

	2009	2010
	RMB	RMB
Gross carrying amount:
Upfront licensing fee paid	599,819,796	750,911,153
Software, copyrights and others	169,637,909	239,854,918
Intangible assets arising from business combinations
- Software technology	354,385,761	992,523,039
- In-progress research and development	9,072,821	122,160,371
- Non-compete arrangement	24,360,507	40,199,215
- Customer base	273,785,027	289,580,406
- Trademarks and brand name	63,533,912	518,955,706
- Bookstore relationship	13,300,000	61,100,000
- Other	56,211,281	73,902,547

	1,564,107,014	3,089,187,355

	2009	2010
	RMB	RMB
Less: accumulated amortization
Upfront licensing fee paid	(285,146,355)	(414,587,870)
Software, copyrights and others	(147,010,050)	(195,813,398)
Intangible assets arising from business combinations
- Software technology	(162,417,811)	(277,262,745)
- In-progress research and development	(1,021,314)	(5,061,989)
- Non-compete arrangement	(4,827,305)	(10,898,888)
- Customer base	(35,687,183)	(82,595,547)
- Trademarks and brand name	(18,222,066)	(44,008,164)
- Bookstore relationship	(1,023,078)	(6,746,155)
- Other	(6,840,940)	(11,073,727)

	(662,196,102)	(1,048,764,039)

Less: Impairment
Upfront licensing fee paid	(20,095,454)	(20,095,454)

Net book value	881,815,458	2,020,327,862

Amortization expense for the years ended December 31, 2008, 2009 and 2010 amounted to approximately RMB148.1 million, RMB207.5 million and RMB378.5 million, respectively.
No impairment was provided in year 2008, 2009 and 2010.
The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Amortization
RMB
2011	408,958,766
2012	354,902,629
2013	301,047,716
2014	214,892,436
2015	165,290,530

Total	1,445,092,077